HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                                       HV-3574 - PremierSolutions Standard

333-72042                                       HV-4899 - PremierSolutions New Jersey

333-72042                                       HV-5244 - PremierSolutions Standard (Series II)

333-72042                                       HV-5795 - PremierSolutions Standard (Series A)

333-72042                                       HV-6779 - PremierSolutions Standard (Series A-II)

333-151805                               HV-6776 - Premier InnovationsSM

333-151805                               HV-6778 - Premier InnovationsSM (Series II)

Supplement dated May 24, 2016 to your Prospectus

SUB-ADVISER CORRECTION

MASSMUTUAL SELECT SMALL CAP GROWTH EQUITY FUND – CLASS R4

Effective immediately in the section entitled “The Funds”, under the Investment Objective table, the information for the MassMutual Select Small Cap Growth Equity Fund Sub-Account is deleted and replaced as follows:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
RETAIL MUTUAL FUNDS:
MassMutual Select Small Cap Growth Equity Fund – Class R4	Seeks long-term capital appreciation.	MML Investment Advisers, LLC Sub-advised by Wellington Management Company LLP/OFI Global Institutional, Inc.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.